--------------------------------------------------------------------------------







INSTITUTIONAL
DAILY
INCOME FUND









                                                   Semi-Annual Report
                                                   September 30, 1996
                                                      (Unaudited)





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL
DAILY INCOME FUND
                                          600 FIFTH AVENUE, NEW YORK, N.Y. 10020
                                                                    212-830-5200

================================================================================





Dear Shareholder,



We are pleased to present the semi-annual report of Institutional Daily Income Fund for the period April 1, 1996 through September 30, 1996.

The Fund's Money Market Portfolio had 21 shareholders and net assets of $163,375,330 as of September 30, 1996. The U.S. Treasury Portfolio had 15 shareholders and net assets of $256,973,941 as of September 30, 1996.



We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff


Steven W. Duff
President



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1996
(UNAUDITED)
================================================================================

      Face                                                                         Maturity                       Value
     Amount                                                                          Date         Yield          (Note 1)
     ------                                                                          ----         -----           ------
Commercial Paper (42.59%)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,000,000   ABN AMRO                                                             11/12/96        5.45%     $  6,955,900
  7,000,000   ANZ Banking Group                                                    10/01/96        5.35         7,000,000
  7,000,000   Canadian Imperial Holdings                                           11/06/96        5.40         6,962,690
  7,000,000   Canadian Wheatboard                                                  10/31/96        5.42         6,968,792
  7,000,000   Ciesco                                                               11/21/96        5.35         6,947,640
  7,000,000   Commonwealth Bank of Australia                                       11/22/96        5.37         6,946,411
  7,000,000   Compagnie Bancaire                                                   11/19/96        5.37         6,949,502
  7,000,000   General Electric Capital Corporation                                 12/05/96        5.54         6,930,992
  7,000,000   Knight Ridder, Incorporated                                          10/09/96        5.38         6,991,678
  7,000,000   Toronto Dominion Bank                                                12/10/96        5.50         6,926,228
-----------                                                                                                 -------------
 70,000,000   Total Commercial Paper                                                                           69,579,833
-----------                                                                                                 -------------
Letter of Credit Commercial Paper (20.09%)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,000,000   Daewoo International Corporation
              LOC Credit Suisse                                                    10/10/96        5.33%     $  6,990,725
  7,000,000   Enterprise Funding Corporation
              LOC Nations Bank                                                     10/03/96        5.47         6,997,892
  6,000,000   Pemex Capital, Inc.
              LOC Swiss Bank Corp.                                                 12/18/96        5.53         5,929,150
  6,000,000   Petroleo Brasileiro S.A.
              LOC Barclays Bank PLC                                                10/17/96        5.47         5,985,813
  7,000,000   Unibanco-Uniao de Bancos Grand Cayman
              LOC Westdeutsche Landesbank Girozentrale                             12/10/96        5.55         6,925,411
-----------                                                                                                 -------------
 33,000,000   Total Letter of Credit Commercial Paper                                                          32,828,991
-----------                                                                                                 -------------
Master Notes (2.45%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Goldman Sachs                                                        11/04/96        5.98%     $  4,000,000
-----------                                                                                                 -------------
  4,000,000   Total Master Notes                                                                                4,000,000
-----------                                                                                                 -------------
Medium Term Notes (1.35%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,200,000   First U.S.A. Credit Master Trust - Series 1995-96 Class A (Steers)   12/10/96        5.51%     $  2,200,000
-----------                                                                                                 -------------
  2,200,000   Total Medium Term Notes                                                                           2,200,000
-----------                                                                                                 -------------
Other Notes (20.32%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Batavia, NY BAN                                                      10/04/96        5.13%     $  2,000,087
  3,000,000   County of Passaic, NJ GO Refunding Bond - Series B
              LOC Bank of Nova Scotia                                              09/01/20 (a)    5.95         3,000,000
  1,364,000   Michigan Municipal Bond Authority RAN - Series C                     08/04/97        6.42         1,368,877
  3,745,000   Michigan Municipal Bond Authority RN - Series E                      08/05/97        6.42         3,753,788
  1,900,000   Mississippi Business Finance Corporation IDRB
              (Howard Industries, Inc.) - Series 1995
              LOC First National Bank of Chicago                                   06/01/10 (a)    5.70         1,900,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                         Maturity                       Value
     Amount                                                                          Date         Yield          (Note 1)
     ------                                                                          ----         -----           ------

Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,700,000   Pennsylvania EDFA (West 914 Incorporation Project) RB - Series 1991A
              LOC PNC Bank, N.A.                                                   05/01/21 (a)    5.45%     $  2,700,000
  1,100,000   Pennsylvania EDFA Economic Development Bond
              LOC PNC Bank, N.A.                                                   08/01/02 (a)    5.45         1,100,000
  2,931,000   Rochester, NY BAN                                                    03/11/97        5.78         2,926,592
  2,240,000   State of Connecticut RRA Taxable VRN - Subseries 2
              LOC National Westminster Bank PLC                                    11/15/96 (b)    6.00         2,240,000
  2,200,000   State of Missouri HEFA (SSM Health Care System) - Series 1995D
              MBIA Insured                                                         06/01/24 (a)    5.40         2,200,000
  2,000,000   State of Tennessee - Series D                                        07/02/01 (a)    5.40         2,000,000
  1,000,000   State of Tennessee Adjustable Taxable BAN - Series B                 07/02/01 (a)    5.40         1,000,000
  3,000,000   The City of New York Fiscal Series 1996 Series A-2
              LOC Societe Generale                                                 10/29/96        5.47         3,000,000
  4,000,000   The City of New York Taxable Municipal Fiscal 1996 - Series A-2
              LOC Societe Generale                                                 02/10/97        5.70         4,000,000
-----------                                                                                                 -------------
 33,180,000   Total Other Notes                                                                                33,189,344
-----------                                                                                                 -------------
Repurchase Agreements, Overnight (12.85%)
------------------------------------------------------------------------------------------------------------------------------------
$21,000,000   Morgan Stanley & Co., Incorporated (Collateralized by
              $38,128,061, GNMA's 7.00% to 9.00%, due 04/15/09 through 06/15/24)   10/01/96        5.63%     $ 21,000,000
-----------                                                                                                 -------------
 21,000,000   Total Repurchase Agreements, Overnight                                                           21,000,000
-----------                                                                                                 -------------
              Total Investments (99.65%) (Cost $162,798,168+)                                                 162,798,168
              Cash and Other Assets, Net of Liabilities (0.35%)                                                   577,162
                                                                                                            -------------
              Net Assets (100.00%)                                                                           $163,375,330
                                                                                                            =============
              Net Asset Value, offering and redemption price per share:
              Class A, 5,394 shares outstanding (Note 3)                                                     $       1.00
                                                                                                            =============
              Class B, 163,369,936 shares outstanding (Note 3)                                               $       1.00
                                                                                                            =============
              +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a letter of credit. The interest rates are adjustable and are based on market rates. The rate shown is the rate in effect at the date of this statement.
(b)  The maturity date indicated for this security is the mandatory put date.

KEYS:
     BAN       =    Bond Anticipation Note                           RAN    =     Revenue Anticipation Note
     EDFA      =    Economic Development Finance Authority           RN     =     Revenue Note
     GO        =    Government Obligation                            RRA    =     Resource Recovery Authority
     HEFA      =    Health and Educational Finance Authority         VRN    =     Variable Rate Note
     IDRB      =    Industrial Development Revenue Bond

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1996
(UNAUDITED)
================================================================================

      Face                                                                         Maturity                       Value
     Amount                                                                          Date         Yield          (Note 1)
     ------                                                                          ----         -----           ------
Repurchase Agreements (43.59%)
------------------------------------------------------------------------------------------------------------------------------------
$ 30,000,000  Goldman Sachs (Collateralized by $42,011,399,
              GNMA's 6.00% to 10.00%, due 06/15/08 to 09/15/26)                    10/02/96        5.35%     $ 30,000,000
  22,000,000  Morgan Stanley (Collateralized by $31,852,757,
              GNMA's 6.00% to 8.00%, due 08/15/08 to 04/15/24)                     10/01/96        5.63        22,000,000
  30,000,000  CIBC (Collateralized by $29,880,000,
              U.S. Treasury Notes, 6.500%, due 05/31/01)                           10/01/96        5.65        30,000,000
  30,000,000  J.P. Morgan Securities Inc. (Collateralized by $28,729,000,
              U.S. Treasury Notes, 6.000% and 7.875%, due 10/15/99 and 08/15/01)   10/01/96        5.56        30,000,000
------------                                                                                                -------------
 112,000,000 Total Repurchase Agreements                                                                      112,000,000
------------                                                                                                -------------

U.S. Government Obligations (56.06%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  U.S. Treasury Bills                                                  10/10/96        5.23%     $  4,993,625
  25,000,000  U.S. Treasury Bills                                                  10/17/96        5.25        24,943,267
   5,000,000  U.S. Treasury Bills                                                  11/14/96        5.05         4,970,361
  10,000,000  U.S. Treasury Bills                                                  11/29/96        5.17         9,916,417
   5,000,000  U.S. Treasury Bills                                                  12/05/96        5.27         4,953,055
  15,000,000  U.S. Treasury Bills                                                  12/12/96        5.37        14,842,900
   5,000,000  U.S. Treasury Bills                                                  12/19/96        5.23         4,943,383
   5,000,000  U.S. Treasury Bills                                                  01/09/97        5.56         4,924,861
   5,000,000  U.S. Treasury Bills                                                  01/16/97        5.51         4,920,270
  10,000,000  U.S. Treasury Bills                                                  02/06/97        5.50         9,809,956
  10,000,000  U.S. Treasury Bills                                                  03/06/97        5.50         9,767,950
   5,000,000  U.S. Treasury Notes, 8.000%                                          10/15/96        5.25         5,004,932
   5,000,000  U.S. Treasury Notes, 6.875%                                          10/31/96        5.08         5,006,000
  10,000,000  U.S. Treasury Notes, 4.375%                                          11/15/96        5.24         9,988,016
   5,000,000  U.S. Treasury Notes, 7.250%                                          11/15/96        5.24         5,011,010
  15,000,000  U.S. Treasury Notes, 7.250%                                          11/30/96        5.26        15,043,144
   5,000,000  U.S. Treasury Notes, 6.625%                                          03/31/97        5.41         5,023,216
------------                                                                                                -------------
 145,000,000  Total U.S. Government Obligations                                                               144,062,363
------------                                                                                                -------------
              Total Investments (99.65%) (Cost $256,062,363+)                                                 256,062,363
              Cash and Other Assets, Net of Liabilities (0.35%)                                                   911,578
                                                                                                            -------------
              Net Assets (100.00%), 256,973,941 Shares Outstanding (Note 3)                                  $256,973,941
                                                                                                            =============
              Net Asset Value, offering and redemption price per share                                       $       1.00
                                                                                                            =============
              +   Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30,1996
(UNAUDITED)
================================================================================

                                                                                  Money Market              U.S. Treasury
                                                                                   Portfolio                  Portfolio
                                                                                ----------------          -----------------

INVESTMENT INCOME
Income:
    Interest...................................................                 $      3,971,603          $       7,733,778
                                                                                ----------------          -----------------
Expenses: (Note 2)
    Investment management fee..................................                           64,374                    126,705
    Administration fee.........................................                           36,608                     73,237
    Distribution fee (Class A).................................                                7                    366,184
    Custodian expenses.........................................                           11,065                     19,455
    Shareholder servicing and related shareholder expenses.....                           17,595                     33,660
    Legal, compliance and filing fees..........................                            6,195                      6,989
    Audit and accounting.......................................                           26,438                     26,273
    Directors' fees ...........................................                            2,427                      3,276
    Amortization of organization costs.........................                            5,150                     --
    Miscellaneous..............................................                            1,910                      3,369
                                                                                ----------------          -----------------
        Total expenses.........................................                          171,769                    659,148
        Less:
         Fees waived (Note 2)..................................                (          49,730)         (          53,468)
         Expenses paid indirectly..............................                (           9,803)         (          10,094)
                                                                                ----------------          -----------------
                Net expenses...................................                          112,236                    595,586
                                                                                ----------------          -----------------
Net investment income..........................................                        3,859,367                  7,138,192
                                                                                ----------------          -----------------
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments........................                              287                        575
                                                                                ----------------          -----------------
Increase in net assets from operations.........................                 $      3,859,654          $       7,138,767
                                                                                ================          =================



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


INCREASE (DECREASE) IN NET ASSETS


                                                              Money Market Portfolio                  U.S. Treasury Portfolio
                                                              ----------------------                  -----------------------

                                                          Six Months                           Six Months         November 29, 1995
                                                            Ended               Year             Ended           (Commencement of
                                                       September 30, 1996      Ended        September 30, 1996     Operations) to
                                                          (Unaudited)      March 31, 1996      (Unaudited)         March 31, 1996
                                                           ---------       --------------       ---------          --------------

Operations:
Net investment income...................                $  3,859,367         $  4,255,909       $  7,138,192          $  4,543,322
Net realized gain (loss) on investments.                         287                  847                575                --
                                                        ------------         ------------       ------------          ------------
Increase in net assets from operations..                   3,859,654            4,256,756          7,138,767             4,543,322
Dividends to shareholders:
Net investment income
   Class A..............................                (        134)        (        276)     (   7,138,192)        (   4,543,322)
   Class B..............................                (  3,859,233)        (  4,255,633)            --                    --
Net realized gain on investments
   Class A..............................                      --                   --          (         575)               --
   Class B..............................                (        287)        (        847)            --                    --
Capital share transactions (Note 3):
   Class A..............................                         133                5,261      (  34,773,505)          291,747,446
   Class B..............................                  36,088,172           91,424,998             --                    --
                                                        ------------         ------------       ------------          ------------
   Total increase (decrease)............                  36,088,305           91,430,259      (  34,773,505)          291,747,446
Net assets:
   Beginning of period..................                 127,287,025           35,856,766        291,747,446                -0-
                                                        ------------         ------------       ------------          ------------
   End of period........................                $163,375,330         $127,287,025       $256,973,941          $291,747,446
                                                        ============         ============       ============          ============



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies
Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Government Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. Each Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B shares are not subject to a service fee. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio. Distribution of Class A shares of the Money Market Portfolio commenced April 6, 1995. All Fund shares outstanding before April 6, 1995 were designated as Class B shares. Distribution of Class A shares of the U.S. Treasury Portfolio commenced November 29, 1995. At September 30, 1996 there were no Class B shares outstanding in the U.S. Treasury Portfolio.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income  Taxes -

     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .12% of the Portfolio's average daily net assets. The Manager is required to

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent that such expenses, including the investment management and administration fees, for any fiscal year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. Prior to August 30, 1996 the investment management fee was .08% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% of 1% per annum of each Portfolio's average daily net assets.

The Manager has voluntarily agreed to waive its management and administrative services fees in whole or in part and reimburse each Portfolio its operating expenses to the extent that (i) such Portfolio's Class A shares total operating expenses exceed .40%, .425% and .45% of the Class A shares average daily net assets during the first, second, and third fiscal years of the Fund, respectively, and (ii) such Portfolio's Class B shares total operating expenses exceed .15%, .175%, and .20% of the Class B shares average daily net assets during the first, second, and third fiscal years of the Fund.

During the period ended September 30, 1996, the Manager and Distributor voluntarily waived investment management fees and administration fees of $27,765 and $21,965, respectively, for the Money Market Portfolio and $9,526 and $43,942, respectively, for the U.S. Treasury Portfolio.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $12,517 and $24,261 paid to Reich & Tang Services, L.P., an affiliate of the Manager, as servicing agent for the Fund, for the Money Market Portfolio and U.S. Treasury Portfolio, respectively.

Included in the Statements of Operations under the caption "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $9,803 and $10,094 for the Money Market Portfolio and U.S. Treasury Portfolio, respectively.

3. Transactions in Shares of Beneficial Interest

At September 30, 1996, an unlimited number of shares of beneficial interest were authorized and capital paid in for the Money Market Portfolio and the U.S. Treasury Portfolio amounted to $163,375,330 and $256,973,941, respectively. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================


3. Transactions in Shares of Beneficial Interest (Continued)

                                                         Money Market Portfolio
                                           ------------------------------------------------

                                                                      April 6, 1995
                                               Six Months      (Commencement of Operations)
                                                  Ended                      to
                                           September 30, 1996         March 31, 1996
                                           ------------------         --------------
CLASS A
-------

Sold....................................     $      --                $       5,009
Issued on reinvestment of dividends.....                133                     252
Redeemed................................     (      --     )          (      --     )
                                              -------------           -------------
Net increase (decrease).................                133                   5,261
                                              =============           =============

                                               Six Months                 Year
                                                  Ended                   Ended
                                           September 30, 1996         March 31, 1996
                                           ------------------         --------------
CLASS B
-------
Sold....................................     $  206,028,057           $ 553,221,220
Issued on reinvestment of dividends.....          2,442,072               2,877,254
Redeemed................................     (  172,381,957)          ( 464,673,476)
                                              -------------            ------------
Net increase (decrease).................         36,088,172              91,424,998
                                              =============            ============



                                                          U.S. Treasury Portfolio
                                           --------------------------------------------------
                                                                      November 29, 1995
                                               Six Months        (Commencement of Operations)
                                                  Ended                     to
                                           September 30, 1996         March 31, 1996
                                           ------------------         --------------
CLASS A
-------
Sold....................................     $  260,803,473           $ 439,583,631
Issued on reinvestment of dividends.....          7,144,142               4,016,345
Redeemed................................    (   302,721,120)          ( 151,852,530)
                                             --------------            ------------
Net increase (decrease).................    (    34,773,505)            291,747,446
                                             ==============           =============





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

4. Selected Financial Information

                                                                     Money Market Portfolio
                                                      ------------------------------------------------------
                                                         For the Period                  April 6, 1995
                                                              Ended                (Commencement of Sales) to
                                                       September 30, 1996               March 31, 1996
                                                       ------------------               --------------
CLASS A
-------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........              $       1.00                   $       1.00
                                                          -------------                  -------------
Income from investment operations:
   Net investment income....................                      0.025                          0.054
Less distributions:
   Dividends from net investment income.....             (        0.025)                (        0.054)
                                                          -------------                  -------------
Net asset value, end of period..............              $       1.00                   $       1.00
                                                          =============                  =============
Total Return................................                      5.13%*                         5.58%*
Ratios/Supplemental Data
Net assets, end of period (000).............              $          5                   $          5
Ratios to average net assets:
   Expenses.................................                      0.42%*(a)(b)                   0.41%(a)(b)
   Net investment income....................                      5.00%*(a)                      5.46%(a)


                                                                              Money Market Portfolio
                                                   -----------------------------------------------------------------------------
                                                                                                           April 14, 1994
                                                     For the Period             For the Year        (Commencement of Operations)
                                                          Ended                     Ended                        to
                                                   September 30, 1996          March 31, 1996              March 31, 1995
CLASS B                                            ------------------          --------------              --------------
-------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........         $       1.00               $       1.00                $       1.00
                                                     -------------              -------------               -------------
Income from investment operations:
   Net investment income....................                 0.026                      0.057                       0.045
Less distributions:
   Dividends from net investment income.....        (        0.026)            (        0.057)              (       0.045)
                                                     -------------              -------------                ------------
Net asset value, end of period..............         $       1.00               $       1.00                 $      1.00
                                                     =============              =============                ============
Total Return................................                 5.40%*                     5.85%                       5.16%*
Ratios/Supplemental Data
Net assets, end of period (000).............         $    163,370               $    127,282                 $    35,857
Ratios to average net assets:
   Expenses.................................                 0.17%*(a)(b)               0.16%(a)(b)                 0.02%*(a)
   Net investment income....................                 5.26%*(a)                  5.64%(a)                    5.14%*(a)
*    Annualized
(a)  Net of management and  administration  fees waived equivalent to .07%, .13%
     and .13% of average net assets.  Expenses reimbursed equivalent to .03% and
     .25% for period ended March 31, 1996 and March 31, 1995,  respectively,  of average net assets.
(b)  Expenses paid indirectly equivalent to .01% and .04% of average net assets.

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

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================================================================================

4. Selected Financial Information (Continued)

                                                                     U.S. Treasury Portfolio
                                                     ------------------------------------------------------
                                                         For the Period                November 29, 1995
                                                              Ended             (Commencement of Operations) to
                                                       September 30, 1996                March 31, 1996
                                                       ------------------                --------------
CLASS A
-------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........              $       1.00                   $       1.00
                                                          -------------                   -------------
Income from investment operations:
   Net investment income....................                      0.024                           0.017
Less distributions:
   Dividends from net investment income.....             (        0.024)                 (        0.017)
                                                          -------------                   -------------
Net asset value, end of period..............              $       1.00                    $       1.00
                                                          =============                   =============
Total Return................................                      4.98%*                          5.18%*
Ratios/Supplemental Data
Net assets, end of period (000).............              $    256,974                    $    291,747
Ratios to average net assets:
   Expenses.................................                      0.41%*(a)(b)                    0.43%(a)
   Net investment income....................                      4.87%*(a)                       5.07%(a)

*    Annualized
(a) Net of management and administration fees waived equivalent to 0.04% and 0.08% of average net assets.
(b)  Expenses paid indirectly equivalent to 0.01% of average net assets.

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
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--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------


Institutional Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020


--------------------------------------------------------------------------------